Expense Example {- Franklin New York Intermediate-Term Tax-Free Income Fund} - Franklin New York Intermediate-Term Tax-Free Income Fund-21 - Franklin New York Intermediate-Term Tax-Free Income Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 309
3 years	487
5 years	680
10 years	1,239
Class A1
Expense Example:
1 year	294
3 years	441
5 years	601
10 years	1,064
Class C
Expense Example:
1 year	226
3 years	393
5 years	681
10 years	1,500
Class R6
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	665
Advisor Class
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	$ 738